Derivative financial assets - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	¥ 0	¥ 218
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Measured at FVOCI	0	3
Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Cross currency swaps	0	187
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Forward foreign exchange contracts	¥ 0	¥ 31